Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment
NOTE 8: PROPERTY, PLANT AND EQUIPMENT

(€’000)	Property	Equipment	Furniture	Leasehold	Total
Capitalized costs
At January 1, 2021	3 001	3 563	250	4 032	10 846
Additions	24	388	—	10	422
Disposals	—	(192)	—	—	(192)
Currency translation adjustments	—	1	—	15	16
At December 31, 2021	3 025	3 760	250	4 057	11 092
Additions	146	116	15	—	277
Disposals	(3 171)	(2 180)	(45)	(2 903)	(8 299)
Currency translation adjustments	—	1	—	11	12
Transfers to Assets held for sale	—	(421)	(220)	(989)	(1 630)

At December 31, 2022	—	1 276	—	176	1 452

Accumulated depreciation:
At January 1, 2021	(827)	(2 625)	(214)	(3 061)	(6 727)
Depreciation charge	(454)	(512)	(24)	(313)	(1 303)
Disposals	—	191	—	—	191
Currency translation adjustments	—	(2)	—	(3)	(5)

At December 31, 2021	(1 281)	(2 948)	(238)	(3 377)	(7 844)
Depreciation charge	(439)	(268)	—	(120)	(827)
Disposals	1 720	1 834	18	2 575	6 147
Currency translation adjustments	—	—	—	(5)	(5)
Transfers to Assets held for sale	—	414	220	751	1 385

At December 31, 2022	—	(968)	—	(176)	(1 144)

Net book value
Capitalized costs	3 025	3 760	250	4 057	11 092
Accumulated depreciation	(1 281)	(2 948)	(238)	(3 377)	(7 844)
At December 31, 2021	1 744	812	12	680	3 248

Capitalized costs	—	1 276	—	176	1 452
Accumulated depreciation	—	(968)	—	(176)	(1 144)

At December 31, 2022	—	309	—	—	309

Property, Plant and Equipment is mainly composed of
right-of-use
on leased offices, facilities and equipment (including vehicles), office furniture, leasehold improvements, and laboratory equipment.
In September 2022, the
six-year
lease agreement of the U.S. corporate offices located in Boston, Massachusetts ended which also resulted in recording loss of approximately €0.1 million related to leasehold improvement.
In September 2022, the Company’s Manufacturing Business Unit based in Belin 12 building in Mont-Saint-Guibert, Belgium, was sold to Cellistic for a total consideration of €6.0 million (see note 5.1). The Manufacturing Business Unit included facilities and equipment, office furniture, leasehold improvements, and laboratory equipment. The book value of assets sold was approximately €0.8 million (including related goodwill).
Consequent to the sale of the Manufacturing Business Unit, the lease on the related offices was terminated, resulting in the write-off of the right-of-use asset and related capitalized assets of approximately €0.6 million and €0.9 million, respectively.